Business Combinations - Schedule of Recognized Amounts of Identifiable Assets Acquired and Assumed (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Apr. 30, 2015	Apr. 01, 2015	Mar. 23, 2015	Jan. 13, 2015	Dec. 29, 2014	Oct. 31, 2014	Sep. 30, 2014	Sep. 28, 2014	Sep. 08, 2014	Jul. 23, 2014	Jun. 30, 2014	Apr. 07, 2014	Feb. 07, 2014	Jan. 02, 2014	Nov. 29, 2013	Sep. 30, 2013	Sep. 20, 2013	Aug. 30, 2013	Dec. 31, 2012	Nov. 01, 2012	Sep. 30, 2012	Aug. 31, 2012	Apr. 05, 2012	Mar. 26, 2012	Nov. 30, 2011
Business Acquisition [Line Items]
Identifiable intangible assets	$ 27,470							$ 32,352				$ 12,472					$ 6,482					$ 12,585
Other Assets, current and long term																	18					41
Property and equipment	480							1,639				437					221					497
Total identifiable net assets	27,950							33,991				12,909					6,721					13,123
Goodwill	16,888							22,107				3,705					2,554					3,421
Capstone
Business Acquisition [Line Items]
Identifiable intangible assets							$ 3,539
Property and equipment							178
Total identifiable net assets							3,717
Lakeview
Business Acquisition [Line Items]
Identifiable intangible assets						$ 6,664
Property and equipment						48
Total identifiable net assets						6,712
Cassell And Associates
Business Acquisition [Line Items]
Identifiable intangible assets					$ 11,600
Property and equipment					37
Total identifiable net assets					11,637
Goodwill					$ 12,633
Comprehensive Professional Services
Business Acquisition [Line Items]
Identifiable intangible assets				$ 876
Property and equipment				19
Total identifiable net assets				895
Goodwill				$ 355
Snug Harbor Home Health Inc.
Business Acquisition [Line Items]
Identifiable intangible assets			$ 938
Property and equipment			28
Total identifiable net assets			966
Heritage Residential Services Inc.
Business Acquisition [Line Items]
Identifiable intangible assets		$ 1,252
Total identifiable net assets		1,252
Goodwill		945
Visionsof N. E. W. L L C
Business Acquisition [Line Items]
Identifiable intangible assets		2,240
Property and equipment		122
Total identifiable net assets		2,362
Other Acquisitions
Business Acquisition [Line Items]
Identifiable intangible assets	361							272				143								$ 89		89
Property and equipment	48							106				1										20
Total identifiable net assets	409							378				144										109
Goodwill	$ 228							57				57										$ 46
Show Me Health Care
Business Acquisition [Line Items]
Identifiable intangible assets																$ 895
Property and equipment																9
Total identifiable net assets																904
Occazio Inc.
Business Acquisition [Line Items]
Identifiable intangible assets															$ 3,863
Property and equipment															216
Total identifiable net assets															4,079
Momentum Rehabilitation Services Inc.
Business Acquisition [Line Items]
Identifiable intangible assets														$ 3,801
Property and equipment														50
Total identifiable net assets														3,851
Tender Loving Care Metro, LLC
Business Acquisition [Line Items]
Identifiable intangible assets													$ 2,396
Property and equipment													16
Total identifiable net assets													2,412
G&D Alternative Living, Inc.
Business Acquisition [Line Items]
Identifiable intangible assets												1,086
Property and equipment												102
Total identifiable net assets												1,188
Ameri Serve Internationalof Arizona Inc.
Business Acquisition [Line Items]
Identifiable intangible assets												288
Property and equipment												43
Total identifiable net assets												331
Life By Design
Business Acquisition [Line Items]
Identifiable intangible assets											$ 1,651
Property and equipment											16
Total identifiable net assets											1,667
Massachusetts Adult Day Health Alliance
Business Acquisition [Line Items]
Identifiable intangible assets									$ 18,100	$ 18,100
Property and equipment									1,081	1,400
Total identifiable net assets									19,181
Beyond Abilities
Business Acquisition [Line Items]
Identifiable intangible assets																	2,984	$ 2,984
Property and equipment																	136	136
Total identifiable net assets																		3,120
Community Links
Business Acquisition [Line Items]
Identifiable intangible assets																			$ 3,078
Other Assets, current and long term																			16
Property and equipment																			46
Total identifiable net assets																			3,140
Carolina Autism
Business Acquisition [Line Items]
Identifiable intangible assets																					$ 420
Other Assets, current and long term																					2
Property and equipment																					39
Total identifiable net assets																					461
Families Together Inc
Business Acquisition [Line Items]
Identifiable intangible assets																										$ 2,102
Property and equipment																										6
Total identifiable net assets																										2,108
SCVP
Business Acquisition [Line Items]
Identifiable intangible assets																									$ 291
Property and equipment																									5
Total identifiable net assets																									296
Copper Family
Business Acquisition [Line Items]
Identifiable intangible assets																								$ 1,836
Property and equipment																								116
Total identifiable net assets																								1,952
Alpha Group
Business Acquisition [Line Items]
Identifiable intangible assets																							$ 1,927
Property and equipment																							288
Total identifiable net assets																							2,215
Radical Rehab
Business Acquisition [Line Items]
Identifiable intangible assets																							6,340
Other Assets, current and long term																							41
Property and equipment																							62
Total identifiable net assets																							6,443
Human Services | Capstone
Business Acquisition [Line Items]
Goodwill							$ 758
Human Services | Snug Harbor Home Health Inc.
Business Acquisition [Line Items]
Goodwill			$ 34
Human Services | Visionsof N. E. W. L L C
Business Acquisition [Line Items]
Goodwill		$ 663
Human Services | Other Acquisitions
Business Acquisition [Line Items]
Goodwill								$ 57
Human Services | Show Me Health Care
Business Acquisition [Line Items]
Goodwill																$ 336
Human Services | Occazio Inc.
Business Acquisition [Line Items]
Goodwill															$ 1,421
Human Services | Tender Loving Care Metro, LLC
Business Acquisition [Line Items]
Goodwill													538
Human Services | G&D Alternative Living, Inc.
Business Acquisition [Line Items]
Goodwill												312
Human Services | Ameri Serve Internationalof Arizona Inc.
Business Acquisition [Line Items]
Goodwill												$ 69
Human Services | Life By Design
Business Acquisition [Line Items]
Goodwill											$ 433
Human Services | Massachusetts Adult Day Health Alliance
Business Acquisition [Line Items]
Goodwill									$ 17,969	$ 17,969
Human Services | Beyond Abilities
Business Acquisition [Line Items]
Goodwill																	$ 1,280	$ 1,280
Human Services | Carolina Autism
Business Acquisition [Line Items]
Goodwill																					$ 14
Human Services | Families Together Inc
Business Acquisition [Line Items]
Goodwill																										$ 892
Human Services | SCVP
Business Acquisition [Line Items]
Goodwill																									$ 154
Human Services | Copper Family
Business Acquisition [Line Items]
Goodwill																								$ 687
Human Services | Alpha Group
Business Acquisition [Line Items]
Goodwill																							85
Post -Acute Specialty Rehabilitation Services | Lakeview
Business Acquisition [Line Items]
Goodwill						$ 1,272
Post -Acute Specialty Rehabilitation Services | Momentum Rehabilitation Services Inc.
Business Acquisition [Line Items]
Goodwill														$ 972
Post -Acute Specialty Rehabilitation Services | Tender Loving Care Metro, LLC
Business Acquisition [Line Items]
Goodwill													$ 538
Post -Acute Specialty Rehabilitation Services | Community Links
Business Acquisition [Line Items]
Goodwill																			$ 1,260
Post -Acute Specialty Rehabilitation Services | Radical Rehab
Business Acquisition [Line Items]
Goodwill																							$ 1,557